Biological Assets - Schedule of changes in the carrying value of biological assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Disclosure of detailed information about biological assets [abstract]
Balance, beginning of year	$ 14,284	$ 7,571
Acquired on business combination	8,352	8,892
Production costs capitalized	62,489	36,156
Net increase in fair value due to biological transformation and estimates	59,665	51,499
Harvested cannabis transferred to inventory	(119,432)	(89,834)
Disposal of biological assets	(3,086)	0
Derecognized on loss of control of subsidiary	(6,366)	0
Balance, end of year	$ 15,906	$ 14,284